Stock Based Compensation - Additional Information (Details) - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended
	Dec. 15, 2020	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options or warrants issued		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 800,000	$ 400,000			$ 400,000		$ 800,000
Period of recognition of compensation expense						2 years		2 years 1 month 6 days
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards made under employee stock option plan						0		0
Incentive stock options may be granted after 10th anniversary of date of Board approval		0	0			0		0
Number of securities remaining available, effective upon 2011 plan		163,000						163,000
2011 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares of the company's stock, effective upon 2011 plan	168,950
Additional award granted						0
Number of securities remaining available, effective upon 2011 plan			210,386			210,386
Maximum | 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares of the company's stock that may be issued		250,000	250,000			250,000		250,000